Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) Segment	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of reportable segment (in Segment) | Segment	1
Cash	$ 591,641	$ 679,442	$ 679,442
Cash equivalents
Tax benefit percentage	50.00%
Digital assets	$ 9,365
Token liability issued	33,610
Token liability outstanding	274.66
Token liability